UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2012
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Farley Capital II L.P.
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Address:   800 Third Ave., Suite 2305
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           New York, New York 10022
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Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
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Title:     Managing Member of G P
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Phone:     (212) 421-8741
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Signature, Place, and Date of Signing:

        /s/ Stephen L. Farley        New York, New York        02/14/13
       ------------------------   ------------------------ -----------------
             [Signature]                [City, State]           [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
                                               -------------

Form 13F Information Table Entry Total:              14
                                               -------------

Form 13F Information Table Value Total:             $98,062
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.    Form 13F File Number          Name

         1.     028-10425                     Stephen L. Farley


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
                                                      Form 13F INFORMATION TABLE

                                                          VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS      CUSIP     (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------- ---------------- ----------- ----------- ----------- --- ---- ---------- -------- ------- ------ -----
BERKSHIRE HATHAWAY INC
  DEL                      CL B NEW           084670702    2,916    32,513   SH          SOLE                 32,513  0      0
DEVRY INC DEL              COM                251893103   16,275   685,829   SH          SOLE                685,829  0      0
EXXON MOBIL CORP           COM                30231G102      865     9,999   SH          SOLE                  9,999  0      0
GOOGLE INC                 CL A               38259P508   15,879    22,447   SH          SOLE                 22,447  0      0
LAPORTE BANCORP INC        COM                516650108    1,751   203,087   SH          SOLE                203,087  0      0
MASTERCARD INC             CL A               57636Q104   24,724    50,326   SH          SOLE                 50,326  0      0
MARKEL CORP                COM                570535104    3,166     7,304   SH          SOLE                  7,304  0      0
MONSANTO CO NEW            COM                61166W101    2,628    27,770   SH          SOLE                 27,770  0      0
NORFOLK SOUTHERN CORP      COM                655844108    8,577   138,691   SH          SOLE                138,691  0      0
NORFOLK SOUTHERN CORP      COM                655844908      587     9,500         CALL  SOLE
OCONEE FED FINL CORP       COM                675607105    4,846   333,495   SH          SOLE                333,495  0      0
RITCHIE BROS AUCTIONEERS   COM                767744105    4,464   213,700   SH          SOLE                213,700  0      0
VALEANT PHARMACEUTICALS
  INTL                     COM                91911K102    9,568   160,074   SH          SOLE                160,074  0      0
VISA INC                   COM CL A           92826C839    1,816    11,981   SH          SOLE                 11,981  0      0